S000039195 [Member] Expense Example - AB Select US Long/Short Portfolio	Jun. 30, 2026 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 172
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	2,087
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	614
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,464
Expense Example, with Redemption, 10 Years	2,676
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	371	[1]
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,460
Expense Example, with Redemption, 10 Years	2,922
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	$ 2,023

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.